Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ 42	¥ 8		¥ (38)
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 15)	(13)	17		46
Net deferred tax debited to other comprehensive income	(7)	(6)		(2)
Net movement in the fair value reserve during the year recognized in other comprehensive income	22	19		6
Equity investments measured at FVOCI:
Changes in fair value recognised during the year	319	0	[1]	0	[1]
Net deferred tax debited to other comprehensive income	(80)	0		0
Net movement in the fair value reserve (non-recycling) during the year recognised in other comprehensive income	239	0		0
Share of other comprehensive income of associates
Will not be reclassified to profit or loss	(4)	0		0
May be reclassified subsequently to profit or loss	0	2		(2)
Net movement during the year recognised in other comprehensive income	(4)	2		(2)
Differences resulting from the translation of foreign currency financial statements	(2)	0		0
Available-for-sale financial assets:
Changes in fair value recognized during the year	0	123	[1]	362	[1]
Net deferred tax debited to other comprehensive income	0	(31)		(90)
Net movement in the fair value reserve during the year recognized in other comprehensive income	¥ 0	¥ 92		¥ 272

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).